Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Property and buildings [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	3 years
Property and buildings [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	40 years
Machinery [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	1 year
Machinery [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	15 years
Operating equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	3 years
Operating equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	7 years
Office and other equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	2 years
Office and other equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	15 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	1 year
Leasehold improvements [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Lives	20 years